CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ (4,739)		$ (1,610)	$ 1,406
Other comprehensive income (loss):
Change in foreign currency translation adjustments			21	(29)
Available-for-sale investments:
Change in net unrealized gains (loss)		[1]	(23)	18
Other comprehensive income (loss)			(2)	(11)
Comprehensive income (loss)	$ (4,739)		$ (1,612)	$ 1,395

[1]	Represents an amount lower than $ 1.